Investments and Fair Value Measurements (Details 2) - Recurring [Member] - USD ($) $ in Thousands		Apr. 02, 2016	Mar. 28, 2015
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale Securities, Debt Securities		$ 343,981	$ 299,540
Deferred compensation plan assets	[1]	6,468	8,614
Total assets measured at fair value		350,449	308,154
Deferred compensation plan liability	[1]	6,468	8,614
Total liabilities measured at fair value		6,468	8,614
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale Securities, Debt Securities		296,671	254,643
Deferred compensation plan assets	[1]	6,468	8,614
Total assets measured at fair value		303,139	263,257
Deferred compensation plan liability	[1]	6,468	8,614
Total liabilities measured at fair value		6,468	8,614
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale Securities, Debt Securities		47,310	44,897
Deferred compensation plan assets	[1]	0	0
Total assets measured at fair value		47,310	44,897
Deferred compensation plan liability	[1]	0	0
Total liabilities measured at fair value		0	0
U.S. government/agency securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale Securities, Debt Securities		149,892	197,507
U.S. government/agency securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale Securities, Debt Securities		149,892	197,507
Auction Rate Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale Securities, Debt Securities	[2]	1,800	1,750
Auction Rate Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale Securities, Debt Securities	[2]	1,800	1,750
Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale Securities, Debt Securities	[3]	45,510	43,147
Corporate Debt Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale Securities, Debt Securities	[3]	45,510	43,147
Marketable Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale Securities, Debt Securities			8,175
Marketable Equity Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale Securities, Debt Securities			8,175
Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale Securities, Debt Securities		146,779	48,961
Money Market Funds [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale Securities, Debt Securities		$ 146,779	48,961
Money Market Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale Securities, Debt Securities			$ 0

[1]	(3) The non-qualified deferred compensation plan provides eligible employees and members of the Board of Directors with the opportunity to defer a specified percentage of their cash compensation. The Company includes the asset deferred by the participants in the “Other current assets” and “Other non-current assets” line items of its Consolidated Balance Sheets and the Company's obligation to deliver the deferred compensation in the "Other current liabilities" and “Other long-term liabilities” line items of its Consolidated Balance Sheets.
[2]	(1) ARS are debt instruments with interest rates that reset through periodic short-term auctions. The Company's Level 2 ARS are valued based on quoted prices for identical or similar instruments in markets that are not active.
[3]	(2) Corporate debt includes corporate bonds and commercial paper which are valued using observable market prices for identical securities that are traded in less active markets.